MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about the mineral property maintenance and exploration costs [Table Text Block]
(In thousands of U.S. Dollars)	MacArthur	Yerington	Bear	Wassuk	Groundhog	Butte Valley	Total
Balance, December 31, 2017	$17,888	$10,572	$320	$1,004	$1,511	$—	$31,295
Property maintenance	150	52	692	101	40	—	1,035
Geological & mapping	66	45	—	—	10	—	121
Geophysical & survey	113	13	—	—	12	—	138
Assay & labs	—	—	—	—		—	—
Environmental	—	196	—	—	6	—	202
Other	1	13	—	—	41	—	55
Technical consultant	—	—	—	—	—	—	—
	330	319	692	101	109	—	1,551
Proceeds from water rights sale	—	(313)	—	—	—	—	(313)
Balance, December 31, 2018	18,218	10,578	1,012	1,105	1,620	—	32,533
Property maintenance	159	90	238	110	64	168	829
Geological & mapping	17	—	17	—	65	—	99
Geophysical & survey	—	—	—	—	368	18	386
Assay & labs	—	—	—	—	5	—	5
Environmental	—	189	—	—	—	—	189
Field support & overhead	—	15	—	—	178	—	193
Technical study	110	—	—	—	20	—	130
	286	294	255	110	700	186	1,831
Proceeds from water rights sale	—	(5,685)	—	—	—		(5,685)
Balance, December 31, 2019	18,504	5,187	1,267	1,215	2,320	186	28,679
Property maintenance	159	73	193	255	61	201	942
Geological & mapping	4	—	—	—	3	—	7
Geophysical & survey	—	—	—	—	66	—	66
Assay & labs	3	—	—	—	—	—	3
Environmental	—	167	—	—	—	—	167
Overhead and community	—	10	—	—	58	—	68
Technical study	158	—	—	—	14	—	172
	324	250	193	255	202	201	1,425
Proceeds from water rights sale	—	(1,868)	—	—	—	—	(1,868)
Balance, December 31, 2020	18,828	3,569	1,460	1,470	2,522	387	28,236